CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 29,647,665	$ 26,025,459	$ 16,671,448
Loss from operations	57,702,105	65,438,184	44,690,766
Income before income taxes	60,617,681	66,926,065	47,909,081
Income tax expenses	8,096,798	10,352,318	6,443,967
Net income	51,994,402	56,221,847	41,469,998
Other comprehensive income, net of tax
Translation adjustments, net of nil tax	4,193,473	5,910,090	9,308,905
Comprehensive income	56,714,356	62,483,837	50,774,019
Hollysys Automation Technologies Ltd [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	2,824,293	2,805,380	1,962,495
Loss from operations	(2,824,293)	(2,805,380)	(1,962,495)
Other income, net	1,837,893	0	0
Equity in profit of subsidiaries	52,980,802	59,027,227	43,432,493
Income before income taxes	51,994,402	56,221,847	41,469,998
Income tax expenses	0	0	0
Net income	51,994,402	56,221,847	41,469,998
Other comprehensive income, net of tax
Translation adjustments, net of nil tax	4,157,111	5,888,744	9,273,152
Comprehensive income	$ 56,151,513	$ 62,110,591	$ 50,743,150